Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in)/ provided by operating activities	$ (3,699)	¥ (25,758)	¥ (97,925)	¥ (75,532)
Net cash used in investing activities	(12,779)	(88,966)	(139,206)	(28,644)
Net cash provided by/ (used in) from financing activities	(4,867)	(33,883)	614,884	217,446
Effect of exchange rate changes	502	3,504	(9,352)	(8,282)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(20,843)	(145,103)	368,401	104,988
Cash, cash equivalents and restricted cash at the beginning of year	82,835	576,677	208,276	103,288
Cash, cash equivalents and restricted cash at the end of year	61,992	431,574	576,677	208,276
Parent Company
Condensed Cash Flow Statements Captions [Line Items]
Net cash (used in)/ provided by operating activities	2,194	15,273	16,052	(744)
Net cash used in investing activities	(13,705)	(95,412)	(535,995)	(157,412)
Net cash provided by/ (used in) from financing activities	(4,862)	(33,845)	614,884	217,446
Effect of exchange rate changes	(1,403)	(9,763)	24,866	(7,695)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(17,776)	(123,747)	119,807	51,595
Cash, cash equivalents and restricted cash at the beginning of year	34,221	238,236	118,429	66,834
Cash, cash equivalents and restricted cash at the end of year	$ 16,445	¥ 114,489	¥ 238,236	¥ 118,429